CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2021
CONVERTIBLE PREFERRED STOCK [Abstract]
CONVERTIBLE PREFERRED STOCK
10. CONVERTIBLE PREFERRED STOCK
The Company had issued five series of convertible preferred stock, Series A through Series E (the “Convertible Preferred Stock”). The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of the Company immediately prior to the Business Combination and as of December 31, 2020:
Class	Year of Class Issuance	Issuance Price per Share	Shares Authorized	Shares Issued and Outstanding	Total Proceeds or Exchange Value	Issuance Costs	Net Carrying Value	Initial Liquidation Price per Share
Series A	2013	$0.04	25,000,000	25,000,000	$ 1,000	$ —	$ 1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015 − 2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 − 2020	5.36	14,925,373	13,636,092	73,089	171	72,918	5.36
			92,078,549	90,789,268
Prior to the Closing of the Business Combination, there were no significant changes to the terms of the Convertible Preferred Stock as compared to December 31, 2020. Upon the Closing of the Business Combination, the Convertible Preferred Stock converted into Class A and Class B common stock based on the Business Combination’s Exchange Ratio of 0.7975 of the Company’s shares for each Legacy Quantum-Si share. The Company recorded the conversion at the carrying value of the Convertible Preferred Stock at the time of the Closing. There are no shares of Convertible Preferred Stock authorized or outstanding as of December 31, 2021.
The powers, preferences, rights, qualifications, limitations and restrictions of the shares of Convertible Preferred Stock were as follows:
Dividends
Dividends were to accrue to holders of the Convertible Preferred Stock at the rate of 8% of the original issue price for the applicable series of Convertible Preferred Stock, per annum subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization, reclassification and other similar events payable only when, and if, declared by the Board. The right to receive dividends on Convertible Preferred Stock was not cumulative, and therefore, if not declared in any year, the right to such dividends was to terminate and not carry forward into the next year. There were no dividends declared on the Convertible Preferred Stock.
Liquidation Rights
In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary or a deemed liquidation event (which includes a merger, the sale of all of the Company’s assets, or a change of control) (each a “Liquidation Event”), the holders of the Convertible Preferred Stock were entitled to be paid out of the assets of the Company available for distribution to stockholders, pari passu, at a liquidation price per share equal to the greater of: (1) the Initial Liquidation Price of such Convertible Preferred Stock, plus any declared and unpaid dividends or (2) an amount that would have been payable had all the shares of the Convertible Preferred Stock been converted into the Common Stock. These payments were to be made to or set aside prior to the holders of shares of any other class or series of capital stock that were not, by its terms, senior to the Convertible Preferred Stock.
Voting Rights
The holders of shares of the Convertible Preferred Stock were entitled to vote on all matters on which the holders of shares of the Common Stock were entitled to vote.
Each holder of record of shares of Series A Convertible Preferred Stock were entitled to ten votes per share of Special-Voting Common Stock into which such Series A Convertible Preferred Stock were convertible, as discussed below under Conversion, on all matters to be voted on by the Company’s stockholders. Each holder of record of shares of Series B Convertible Preferred Stock, Series C Convertible Preferred Stock, Series D Convertible Preferred Stock and Series E Convertible Preferred Stock were entitled to one vote per share of Common Stock into which such Series B Convertible Preferred Stock, Series C Convertible Preferred Stock, Series D Convertible Preferred Stock, and Series E Convertible Preferred Stock are convertible, as discussed below under Conversion, on all matters that were to be voted on by the Company’s stockholders. The holders of Convertible Preferred Stock and the holders of Common Stock were to vote together and not as separate classes. There were no series voting.
Conversion
Each share of Series A Convertible Preferred Stock was convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of Special-Voting Common Stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional common shares for no consideration or consideration less than the conversion price of the Series A Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock, Series C Convertible Preferred Stock, Series D Convertible Preferred Stock and Series E Convertible Preferred Stock were convertible, at the option of the holder, at any time after the date of issuance into shares of Common Stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional common shares for no consideration or consideration less than the conversion price of the respective series of Convertible Preferred Stock, which was equal to the original issuance price for each series of Convertible Preferred Stock.
Upon the earlier to occur of (i) election of the Convertible Preferred Stock by (A) the consent or vote of the majority holders of the Convertible Preferred Stock (voting together as a single class and not as separate series, and on an as-converted basis) and (B) the consent or vote of the majority holders of Series C Convertible Preferred Stock, Series D Convertible Preferred Stock and Series E Convertible Preferred Stock (voting together as a single class, and on an as-converted basis) or (ii) the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933 covering the offer and sale of shares of Common Stock in which the aggregate gross proceeds to the Corporation are at least $80,000 at a public offering price per share equal to at least three times the Series D Convertible Preferred Stock Conversion Price of $4.71 (1) each share of Series A Convertible Preferred Stock were to be automatically be converted into shares of Special-Voting Common Stock on a 1 for 1 basis, (2) each share of Series B Convertible Preferred Stock were to automatically be converted into Common Stock on a 1 for 1 basis, (3) each share of Series C Convertible Preferred Stock were to automatically be converted into Common Stock on a 1 for 1 basis, (4) each share of Series D Convertible Preferred Stock were to automatically be converted into Common Stock on a 1 for 1 basis and (5) each share of Series E Convertible Preferred Stock were to automatically be converted into Common Stock on a 1 for 1 basis.